Property and Equipment, Net	6 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

9.	PROPERTY AND EQUIPMENT, NET

The property and equipment consisted of the following:

	December 31, 2020	June 30, 2020
	(unaudited)
Building	$855,570	$790,605
Office equipment	652,169	618,323
Electronic equipment	55,760	51,526
Vehicles	27,271	25,200
Leasehold improvements	621,105	573,937
Less: accumulated depreciation	(884,217)	(744,265)
	$1,327,658	$1,315,326

For the six months ended December 31, 2020 ad 2019, the depreciation expenses were $78,671 and $68,941, respectively.

For the six months ended December 31, 2020, the Company disposed of office equipment with original cost of $18,644 and accumulated depreciation of $2,830. The Company incurred a net loss of $15,242 from the disposal of office equipment.

For the six months ended December 31, 2019, the Company disposed of office equipment with original cost of $3,047 and accumulated depreciation of $1,282. The Company incurred a net loss of $1,025 from the disposal of office equipment.